RELATED PARTY TRANSACTIONS - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Due from related parties and current contract assets	$ 803	$ 944
Non-current assets
Financial instrument assets	5,094	4,395
Current liabilities
Contract liability	67	63
Financial instrument liabilities	906	670
Total current liabilities due to related parties	2,115	7,071
Liabilities held for sale	1,902	4,021
Non-current liabilities [abstract]
Financial instrument liabilities	2,078	1,798
Due to related parties	2,401	693
Equity
Preferred limited partners equity	1,849	1,824
Brookfield
Current assets
Contract asset	75	74
Amounts due from	419	511
Non-current assets
Contract asset	171	209
Current liabilities
Contract liability	67	63
Amounts due to	1,424	4,427
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	48	45
Non-current liabilities [abstract]
Due to related parties	17	21
Other long-term liabilities
Contract liability	672	679
Brookfield Wealth Solutions
Current liabilities
Financial instrument liabilities	7	0
Amounts due to	123	123
Non-current liabilities [abstract]
Financial instrument liabilities	52
Due to related parties	620	627
Corporate borrowings	7	7
Equity
Preferred limited partners equity	11	11
Brookfield Global Transition Fund I | Brookfield
Equity
Receivables due from related parties	242	378
Payables to related parties	77	511
Brookfield Infrastructure Fund IV | Brookfield
Equity
Payables to related parties	18	397
Brookfield Global Transition Fund II | Brookfield
Equity
Payables to related parties	432	2,454
Subscription Facility | Brookfield Wealth Solutions
Non-current liabilities [abstract]
Non-recourse borrowings	268	58
Equity-accounted investments and other
Current assets
Amounts due from	384	433
Non-current assets
Financial instrument assets	81	71
Due from related parties	55	12
Current liabilities
Amounts due to	520	2,476
Liabilities held for sale	0	9
Non-current liabilities [abstract]
Due to related parties	$ 1,764	$ 45